Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of components of deferred tax assets and liabilities

The components of deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Accrued compensation	$271	$296
Accrued other expense	—	123
Stock compensation	1,647	5,303
Start-up costs and other intangibles	12,230	13,727
Net operating losses	28,613	20,131
Lease liability	83	157
Other deferred assets	23	32
Capitalized Research and Development Expenses	11,264	6,387
	54,131	46,156
Less: valuation allowance	(53,978)	(45,929)
Total deferred tax assets	153	227
Deferred tax liabilities:
Depreciation	(75)	(89)
ROU Asset	(78)	(138)
Total deferred tax liabilities	(153)	(227)
Net deferred income taxes	$—	$—

Schedule of reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate

	December 31,
	2023	2022
Income tax at statutory rate	21.0%	21.0%
Convertible notes	(1.1)	(1.8)
Contingent consideration	2.9	—
Forward purchase agreements	(1.0)	—
Warrants	0.1	—
Stock compensation	—	(0.5)
Officers compensation	(0.5)	—
Transaction costs	(0.8)	—
IPR&D	(19.0)	—
Change in valuation allowance	(1.4)	(18.7)
Effective tax rate	0%	0.0%

Schedule of reconciliation of unrecognized tax benefits

A reconciliation of unrecognized tax benefits at the beginning and end of 2023 and 2022 is as follows (in thousands):

	December 31,
	2023	2022
Balance, beginning of year	$11,061	$7,270
Increases due to current year tax positions	3,609	3,791
Decreases due to prior year tax positions	—	—
Balance, end of year	$14,670	$11,061